Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Oct. 30, 2020	Oct. 31, 2019	Oct. 31, 2018	Jul. 13, 2018	Oct. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Oct. 31, 2016	Nov. 20, 2015	Oct. 31, 2015	Oct. 31, 2014
American Funds Global Growth Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class A (with sales charge)
Account Value	$ 21,961		$ 16,647		$ 15,032		$ 21,222		$ 15,484		$ 13,571	$ 11,952		$ 12,207			$ 9,684		$ 9,508	$ 9,427
American Funds Global Growth Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class C (with sales charge)
Account Value	$ 21,904		16,604		14,993		21,348		15,688		13,853	12,288		12,648			10,105		10,006	10,000
American Funds Global Growth Portfolio - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class T (with sales charge)
Account Value	$ 20,623		15,596		14,037		19,777		14,397		12,586	11,052		11,262	$ 9,748
American Funds Global Growth Portfolio Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class F-1
Account Value	$ 23,229		17,616		15,902		22,470		16,396		14,364	12,646		12,924			10,256		10,078	10,000
American Funds Global Growth Portfolio - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class F-2
Account Value	$ 23,851		18,041		16,240		22,892		16,649		14,558	12,782		13,026			10,308		10,108	10,000
American Funds Global Growth Portfolio - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class F-3
Account Value	$ 22,155		16,733		15,054		21,192		15,399		13,447	11,798		12,007		$ 10,000
American Funds Global Growth Portfolio - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class 529-A (with sales charge)
Account Value	$ 22,371		16,966		15,321		21,653		15,796		13,853	12,198		12,469			9,893		9,718	9,648
American Funds Global Growth Portfolio - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class 529-C (with sales charge)
Account Value	$ 22,292		16,906		15,267		21,577		15,741		13,804	12,256		12,617			10,090		9,998	10,000
American Funds Global Growth Portfolio - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class 529-E
Account Value	$ 22,657		17,215		15,592		22,075		16,145		14,190	12,524		12,823			10,200		10,055	10,000
American Funds Global Growth Portfolio - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class 529-T (with sales charge)
Account Value	$ 20,540		15,541		13,995		19,731		14,368		12,564	11,040		11,256	9,748
American Funds Global Growth Portfolio Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class 529-F-1
Account Value	$ 23,690		17,928		16,161		22,785		16,592		14,511	12,757		13,000			10,297		10,098	10,000
American Funds Global Growth Portfolio Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class 529-F-2
Account Value	$ 14,313	$ 13,081	10,823	$ 11,096	9,746	$ 10,825	13,736	$ 12,802		$ 10,000
American Funds Global Growth Portfolio - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class 529-F-3
Account Value	$ 14,351	13,109	10,848	11,109	9,763	10,839	13,751	12,805		10,000
American Funds Global Growth Portfolio - Class ABLE-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class ABLE-A (with sales charge)
Account Value	$ 16,329		12,810		11,548		16,295		11,862		10,396	9,153	$ 9,650
American Funds Global Growth Portfolio - Class ABLE-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class ABLE-F-2
Account Value	$ 14,353	13,112	10,851	11,119	9,769	10,839	13,751	12,810		10,000
American Funds Global Growth Portfolio - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class R-1
Account Value	$ 21,703		16,570		15,044		21,394		15,711		13,858	12,292		12,644			10,105		10,003	10,000
American Funds Global Growth Portfolio - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class R-2
Account Value	$ 21,610		16,502		15,010		21,355		15,690		13,853	12,289		12,641			10,105		10,003	10,000
American Funds Global Growth Portfolio Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class R-2E
Account Value	$ 22,501		17,127		15,535		22,042		16,150		14,221	12,570		12,899			10,280		10,094	10,000
American Funds Global Growth Portfolio - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class R-3
Account Value	$ 22,588		17,178		15,551		22,027		16,109		14,166	12,505		12,808			10,195		10,048	10,000
American Funds Global Growth Portfolio - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class R-4
Account Value	$ 23,311		17,670		15,945		22,521		16,424		14,391	12,669		12,935			10,263		10,081	10,000
American Funds Global Growth Portfolio - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class R-5E
Account Value	$ 23,333		17,647		15,901		22,412		16,312		14,270	12,530		12,772			10,103	$ 10,000
American Funds Global Growth Portfolio - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class R-5
Account Value	$ 23,990		18,126		16,312		22,971		16,706		14,594	12,808		13,048			10,318		10,113	10,000
American Funds Global Growth Portfolio - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Growth Portfolio — Class R-6
Account Value	$ 24,106		18,209		16,382		23,058		16,754		14,633	12,838		13,064			10,331		10,115	10,000
American Funds Growth Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class A (with sales charge)
Account Value	$ 25,179		18,326		16,551		23,024		16,315		14,257	12,796		12,543			10,083		9,751	9,423
American Funds Growth Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class C (with sales charge)
Account Value	$ 25,126		18,287		16,516		23,153		16,535		14,554	13,164		12,990			10,529		10,269	10,000
American Funds Growth Portfolio - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class T (with sales charge)
Account Value	$ 22,601		16,417		14,779		20,501		14,502		12,634	11,315		11,060	9,750
American Funds Growth Portfolio - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class F-1
Account Value	$ 26,639		19,404		17,521		24,371		17,278		15,092	13,547		13,277			10,686		10,342	10,000
American Funds Growth Portfolio - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class F-2
Account Value	$ 27,349		19,862		17,892		24,824		17,553		15,297	13,691		13,387			10,739		10,368	10,000
American Funds Growth Portfolio - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class F-3
Account Value	$ 23,994		17,407		15,666		21,709		15,334		13,346	11,936		11,655		10,000
American Funds Growth Portfolio - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class 529-A (with sales charge)
Account Value	$ 25,650		18,686		16,879		23,482		16,646		14,554	13,073		12,816			10,306		9,978	9,648
American Funds Growth Portfolio - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class 529-C (with sales charge)
Account Value	$ 25,561		18,621		16,821		23,401		16,588		14,504	13,125		12,967			10,514		10,264	10,000
American Funds Growth Portfolio - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class 529-E
Account Value	$ 25,976		18,960		17,163		23,937		17,009		14,899	13,405		13,176			10,625		10,314	10,000
American Funds Growth Portfolio - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class 529-T (with sales charge)
Account Value	$ 22,504		16,352		14,736		20,454		14,472		12,618	11,303		11,054	9,750
American Funds Growth Portfolio - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class 529-F-1
Account Value	$ 27,160		19,743		17,794		24,703		17,477		15,241	13,654		13,357			10,724		10,364	10,000
American Funds Growth Portfolio - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class 529-F-2
Account Value	$ 15,572	13,949	11,310	11,316	10,187	11,171	14,136	12,870		10,000
American Funds Growth Portfolio - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class 529-F-3
Account Value	$ 15,611	13,983	11,333	11,339	10,201	11,181	14,148	12,875		10,000
American Funds Growth Portfolio - Class ABLE-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class ABLE-A (with sales charge)
Account Value	$ 17,709		13,349		12,037		16,722		11,832		10,336	9,274	9,650
American Funds Growth Portfolio - Class ABLE-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class ABLE-F-2
Account Value	$ 15,626	13,993	11,341	11,347	10,210	11,191	14,163	12,885		10,000
American Funds Growth Portfolio - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class R-1
Account Value	$ 24,767		18,173		16,529		23,159		16,539		14,554	13,160		12,990			10,530		10,266	10,000
American Funds Growth Portfolio - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class R-2
Account Value	$ 24,789		18,181		16,532		23,170		16,542		14,557	13,162		12,989			10,529		10,265	10,000
American Funds® Growth Portfolio - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class R-2E
Account Value	$ 25,641		18,750		17,008		23,756		16,915		14,852	13,384		13,176			10,647		10,343	10,000
American Funds Growth Portfolio - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class R-3
Account Value	$ 25,906		18,917		17,127		23,889		16,979		14,879	13,393		13,161			10,618		10,307	10,000
American Funds Growth Portfolio - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class R-4
Account Value	$ 26,706		19,436		17,549		24,398		17,293		15,107	13,556		13,289			10,683		10,342	10,000
American Funds Growth Portfolio - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class R-5E
Account Value	$ 26,101		18,960		17,088		23,717		16,778		14,627	13,096		12,812			10,273	10,000
American Funds Growth Portfolio - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class R-5
Account Value	$ 27,499		19,959		17,968		24,917		17,605		15,338	13,722		13,406			10,751		10,376	10,000
American Funds Growth Portfolio - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth Portfolio — Class R-6
Account Value	$ 27,635		20,050		18,045		25,007		17,664		15,378	13,753		13,430			10,763		10,383	10,000
American Funds Growth and Income Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class A (with sales charge)
Account Value	$ 21,032		16,305		15,083		18,254		13,995		12,968	11,681		11,615			9,869		9,492	9,426
American Funds Growth and Income Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class C (with sales charge)
Account Value	$ 21,008		16,286		15,066		18,369		14,183		13,243	12,017		12,039			10,304		9,988	10,000
American Funds Growth and Income Portfolio - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class T (with sales charge)
Account Value	$ 19,724		15,255		14,064		16,974		12,982		11,998	10,777		10,689	9,747
American Funds Growth and Income Portfolio - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class F-1
Account Value	$ 22,219		17,234		15,950		19,312		14,811		13,729	12,369		12,304			10,452		10,064	10,000
American Funds Growth and Income Portfolio - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class F-2
Account Value	$ 22,800		17,638		16,272		19,655		15,032		13,900	12,492		12,394			10,503		10,088	10,000
American Funds Growth and Income Portfolio - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class F-3
Account Value	$ 20,849		16,116		14,861		17,924		13,691		12,653	11,358		11,257		10,000
American Funds Growth and Income Portfolio - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class 529-A (with sales charge)
Account Value	$ 21,426		16,614		15,375		18,615		14,273		13,230	11,920		11,858			10,080		9,710	9,650
American Funds Growth and Income Portfolio - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class 529-C (with sales charge)
Account Value	$ 21,366		16,568		15,332		18,562		14,233		13,193	11,980		12,012			10,289		9,985	10,000
American Funds Growth and Income Portfolio - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class 529-E
Account Value	$ 21,684		16,859		15,633		18,972		14,577		13,549	12,231		12,196			10,397		10,029	10,000
American Funds Growth and Income Portfolio - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class 529-T (with sales charge)
Account Value	$ 19,636		15,196		14,019		16,929		12,954		11,978	10,765		10,685	9,747
American Funds Growth and Income Portfolio - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class 529-F-1
Account Value	$ 22,664		17,548		16,198		19,584		14,993		13,865	12,462		12,370			10,487		10,081	10,000
American Funds Growth and Income Portfolio - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class 529-F-2
Account Value	$ 15,160	13,775	11,728	11,920	10,824	11,617	13,070	12,287		10,000
American Funds Growth and Income Portfolio - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class 529-F-3
Account Value	$ 15,195	13,804	11,751	11,941	10,836	11,634	13,078	12,291		10,000
American Funds Growth and Income Portfolio - Class ABLE-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class ABLE-A (with sales charge)
Account Value	$ 15,793		12,669		12,035		14,157		11,331		10,693	9,560	9,650
American Funds Growth and Income Portfolio - Class ABLE - F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class ABLE-F-2
Account Value	$ 14,058	12,875	11,258	11,600	10,666	11,411	12,518	11,889	10,000
American Funds Growth and Income Portfolio - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class R-1
Account Value	$ 20,663		16,149		15,040		18,345		14,168		13,229	12,010		12,033			10,296		9,988	10,000
American Funds Growth and Income Portfolio - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class R-2
Account Value	$ 20,677		16,151		15,050		18,355		14,175		13,233	12,006		12,034			10,296		9,988	10,000
American Funds Growth and Income Portfolio - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class R-2E
Account Value	$ 21,407		16,678		15,493		18,846		14,518		13,521	12,228		12,215			10,426		10,076	10,000
American Funds Growth and Income Portfolio - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class R-3
Account Value	$ 21,608		16,802		15,587		18,932		14,559		13,538	12,228		12,196			10,389		10,036	10,000
American Funds Growth and Income Portfolio - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class R-4
Account Value	$ 22,277		17,273		15,970		19,334		14,823		13,745	12,381		12,306			10,457		10,067	10,000
American Funds Growth and Income Portfolio - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class R-5E
Account Value	$ 22,574		17,464		16,124		19,480		14,903		13,791	12,395		12,301			10,420	10,000
American Funds Growth and Income Portfolio - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class R-5
Account Value	$ 22,921		17,724		16,347		19,736		15,089		13,946	12,522		12,418			10,521		10,094	10,000
American Funds Growth and Income Portfolio - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Growth and Income Portfolio — Class R-6
Account Value	$ 23,035		17,805		16,411		19,799		15,130		13,976	12,548		12,437			10,531		10,098	10,000
American Funds Moderate Growth and Income Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class A (with sales charge)
Account Value	$ 18,956		15,217		14,469		17,026		13,644		12,881	11,516		11,547			10,021		9,687	9,427
American Funds Moderate Growth and Income Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class C (with sales charge)
Account Value	$ 18,939		15,203		14,455		17,142		13,841		13,159	11,851		11,971			10,466		10,196	10,000
American Funds Moderate Growth and Income Portfolio - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class T (with sales charge)
Account Value	$ 17,773		14,231		13,483		15,830		12,654		11,916	10,618		10,626	9,752
American Funds Moderate Growth and Income Portfolio - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class F-1
Account Value	$ 20,031		16,090		15,297		18,019		14,439		13,638	12,196		12,233			10,623		10,271	10,000
American Funds Moderate Growth and Income Portfolio - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class F-2
Account Value	$ 20,565		16,473		15,621		18,349		14,669		13,829	12,329		12,333			10,682		10,303	10,000
American Funds Moderate Growth and Income Portfolio - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class F-3
Account Value	$ 18,728		14,990		14,200		16,666		13,316		12,531	11,158		11,159		10,000
American Funds Moderate Growth and Income Portfolio - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class 529-A (with sales charge)
Account Value	$ 19,321		15,515		14,749		17,371		13,924		13,150	11,751		11,796			10,244		9,909	9,652
American Funds Moderate Growth and Income Portfolio - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class 529-C (with sales charge)
Account Value	$ 19,267		15,472		14,707		17,322		13,885		13,113	11,810		11,940			10,449		10,184	10,000
American Funds Moderate Growth and Income Portfolio - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class 529-E
Account Value	$ 19,561		15,745		15,012		17,711		14,229		13,475	12,067		12,139			10,567		10,244	10,000
American Funds Moderate Growth and Income Portfolio - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class 529-T (with sales charge)
Account Value	$ 17,697		14,180		13,441		15,791		12,621		11,899	10,608		10,622	9,752
American Funds Moderate Growth and Income Portfolio - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class 529-F-1
Account Value	$ 20,449		16,399		15,561		18,291		14,629		13,783	12,289		12,307			10,659		10,288	10,000
American Funds Moderate Growth and Income Portfolio - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class 529-F-2
Account Value	$ 14,011	12,840	11,225	11,576	10,643	11,396	12,504	11,885		10,000
American Funds Moderate Growth and Income Portfolio - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class 529-F-3
Account Value	$ 14,034	12,858	11,238	11,588	10,652	11,404	12,511	11,889		10,000
American Funds Moderate Growth and Income Portfolio - Class ABLE-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class ABLE-A (with sales charge)
Account Value	$ 15,793		12,669		12,035		14,157		11,331		10,693	9,560	9,650
American Funds Moderate Growth and Income Portfolio - Class ABLE-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class ABLE-F-2
Account Value	$ 14,058	12,875	11,258	11,600	10,666	11,411	12,518	11,889		10,000
American Funds Moderate Growth and Income Portfolio - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class R-1
Account Value	$ 18,630		15,071		14,427		17,120		13,825		13,150	11,843		11,970			10,471		10,199	10,000
American Funds Moderate Growth and Income Portfolio - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class R-2
Account Value	$ 18,634		15,072		14,437		17,121		13,825		13,154	11,839		11,966			10,461		10,192	10,000
American Funds Moderate Growth and Income Portfolio - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class R-2E
Account Value	$ 19,290		15,572		14,866		17,590		14,161		13,435	12,063		12,162			10,600		10,282	10,000
American Funds Moderate Growth and Income Portfolio - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class R-3
Account Value	$ 19,476		15,684		14,961		17,664		14,200		13,447	12,056		12,133			10,559		10,238	10,000
American Funds Moderate Growth and Income Portfolio - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class R-4
Account Value	$ 20,072		16,118		15,321		18,037		14,459		13,654	12,201		12,244			10,625		10,272	10,000
American Funds Moderate Growth and Income Portfolio - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class R-5E
Account Value	$ 19,834		15,899		15,082		17,725		14,175		13,361	11,923		11,931			10,338	10,000
American Funds Moderate Growth and Income Portfolio - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class R-5
Account Value	$ 20,655		16,550		15,687		18,412		14,716		13,858	12,350		12,348			10,691		10,300	10,000
American Funds Moderate Growth and Income Portfolio - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Moderate Growth and Income Portfolio — Class R-6
Account Value	$ 20,758		16,614		15,740		18,477		14,761		13,893	12,374		12,367			10,694		10,305	10,000
American Funds Conservative Growth and Income Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class A (with sales charge)
Account Value	$ 16,473		13,627		13,254		14,695		12,209		12,181	11,089		11,059			9,908		9,409	9,426
American Funds Conservative Growth and Income Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class C (with sales charge)
Account Value	$ 16,473		13,627		13,254		14,793		12,385		12,440	11,411		11,467			10,353		9,902	10,000
American Funds Conservative Growth and Income Portfolio - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class T (with sales charge)
Account Value	$ 15,664		12,925		12,549		13,862		11,495		11,426	10,373		10,319	9,750
American Funds Conservative Growth and Income Portfolio - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class F-1
Account Value	$ 17,390		14,396		14,010		15,537		12,918		12,884	11,744		11,718			10,494		9,970	10,000
American Funds Conservative Growth and Income Portfolio - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class F-2
Account Value	$ 17,840		14,733		14,301		15,818		13,118		13,051	11,867		11,808			10,548		9,994	10,000
American Funds Conservative Growth and Income Portfolio - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class F-3
Account Value	$ 16,446		13,564		13,164		14,536		12,050		11,974	10,866		10,802		10,000
American Funds Conservative Growth and Income Portfolio - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class 529-A (with sales charge)
Account Value	$ 16,785		13,888		13,525		14,986		12,462		12,427	11,315		11,299			10,121		9,620	9,654
American Funds Conservative Growth and Income Portfolio - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class 529-C (with sales charge)
Account Value	$ 16,746		13,856		13,493		14,951		12,433		12,398	11,378		11,444			10,329		9,899	10,000
American Funds Conservative Growth and Income Portfolio - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class 529-E
Account Value	$ 16,989		14,102		13,755		15,281		12,734		12,737	11,627		11,629			10,447		9,944	10,000
American Funds Conservative Growth and Income Portfolio - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class 529-T (with sales charge)
Account Value	$ 15,598		12,876		12,508		13,822		11,469		11,408	10,363		10,315	9,750
American Funds Conservative Growth and Income Portfolio - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class 529-F-1
Account Value	$ 17,752		14,679		14,259		15,773		13,093		13,024	11,841		11,786			10,533		9,989	10,000
American Funds Conservative Growth and Income Portfolio - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class 529-F-2
Account Value	$ 13,597	12,511	11,233	11,663	10,902	11,522	12,051	11,578		10,000
American Funds Conservative Growth and Income Portfolio - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class 529-F-3
Account Value	$ 13,618	12,528	11,247	11,675	10,912	11,531	12,058	11,581		10,000
American Funds Conservative Growth and Income Portfolio - Class ABLE-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class ABLE-A (with sales charge)
Account Value	$ 14,634		12,103		11,758		13,031		10,811		10,780	9,825	9,650
American Funds Conservative Growth and Income Portfolio - Class ABLE-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class ABLE-F-2
Account Value	$ 13,645	12,545	11,255	11,694	10,923	11,532	12,068	11,582		10,000
American Funds Conservative Growth and Income Portfolio - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class R-1
Account Value	$ 16,163		13,475		13,214		14,756		12,351		12,417	11,400		11,461			10,342		9,897	10,000
American Funds Conservative Growth and Income Portfolio - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class R-2
Account Value	$ 16,183		13,495		13,236		14,779		12,375		12,430	11,411		11,465			10,340		9,901	10,000
American Funds Conservative Growth and Income Portfolio - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class R-2E
Account Value	$ 16,828		13,991		13,684		15,235		12,722		12,749	11,667		11,693			10,521		9,982	10,000
American Funds Conservative Growth and Income Portfolio - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class R-3
Account Value	$ 16,921		14,046		13,716		15,246		12,710		12,710	11,615		11,621			10,439		9,944	10,000
American Funds Conservative Growth and Income Portfolio - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class R-4
Account Value	$ 17,420		14,427		14,036		15,552		12,935		12,899	11,748		11,720			10,500		9,973	10,000
American Funds Conservative Growth and Income Portfolio - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class R-5E
Account Value	$ 17,890		14,783		14,353		15,886		13,177		13,125	11,927		11,873			10,614	10,000
American Funds Conservative Growth and Income Portfolio - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class R-5
Account Value	$ 17,949		14,807		14,379		15,881		13,166		13,101	11,898		11,833			10,565		10,009	10,000
American Funds Conservative Growth and Income Portfolio - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Conservative Growth and Income Portfolio — Class R-6
Account Value	$ 18,025		14,874		14,424		15,936		13,206		13,123	11,912		11,842			10,576		10,005	10,000
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Tax-Aware Conservative Growth and Income Portfolio — Class A (with sales charge)
Account Value	$ 17,910		14,610		13,925		15,820		13,230		12,976	11,681		11,516			10,280		9,836	9,622
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Tax-Aware Conservative Growth and Income Portfolio — Class C (with sales charge)
Account Value	$ 17,594		14,352		13,679		15,648		13,176		13,004	11,796		11,716			10,525		10,149	10,000
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Tax-Aware Conservative Growth and Income Portfolio — Class T (with sales charge)
Account Value	$ 16,635		13,522		12,856		14,552		12,134		11,866	10,652		10,471	9,749
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Tax-Aware Conservative Growth and Income Portfolio — Class F-1
Account Value	$ 18,577		15,152		14,458		16,434		13,749		13,483	12,151		11,978			10,681		10,224	10,000
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Tax-Aware Conservative Growth and Income Portfolio — Class F-2
Account Value	$ 19,061		15,503		14,755		16,721		13,947		13,651	12,263		12,059			10,732		10,249	10,000
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Tax-Aware Conservative Growth and Income Portfolio — Class F-3
Account Value	$ 17,481		14,210		13,510		15,295		12,744		12,459	11,181		10,983		10,000
American Funds Preservation Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class A (with sales charge)
Account Value	$ 11,146		10,418		10,219		11,047		11,055		10,489	9,983		10,047			10,038		9,851	9,745
American Funds Preservation Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class C (with sales charge)
Account Value	$ 10,808		10,103		9,910		10,786		10,862		10,386	9,946		10,093			10,147		10,028	10,000
American Funds Preservation Portfolio - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class T (with sales charge)
Account Value	$ 11,140		10,391		10,157		10,935		10,912		10,324	9,797		9,841	9,754
American Funds Preservation Portfolio - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class F-1
Account Value	$ 11,425		10,691		10,476		11,326		11,336		10,753	10,236		10,301			10,292		10,100	10,000
American Funds Preservation Portfolio - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class F-2
Account Value	$ 11,743		10,946		10,708		11,548		11,526		10,907	10,353		10,391			10,354		10,133	10,000
American Funds Preservation Portfolio - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class F-3
Account Value	$ 11,541		10,746		10,501		11,311		11,278		10,663	10,101		10,138		10,000
American Funds Preservation Portfolio - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class 529-A (with sales charge)
Account Value	$ 11,126		10,409		10,209		11,035		11,032		10,467	9,962		10,038			10,030		9,836	9,745
American Funds Preservation Portfolio - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class 529-C (with sales charge)
Account Value	$ 10,992		10,284		10,086		10,903		10,899		10,341	9,917		10,060			10,130		10,019	10,000
American Funds Preservation Portfolio - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class 529-E
Account Value	$ 11,164		10,467		10,290		11,137		11,171		10,622	10,132		10,230			10,235		10,070	10,000
American Funds Preservation Portfolio - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class 529-T (with sales charge)
Account Value	$ 11,084		10,347		10,119		10,903		10,886		10,305	9,786		9,836	9,754
American Funds Preservation Portfolio - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class 529-F-1
Account Value	$ 11,670		10,888		10,661		11,504		11,490		10,877	10,317		10,370			10,339		10,117	10,000
American Funds Preservation Portfolio - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class 529-F-2
Account Value	$ 10,190	9,777	9,509	9,647	9,300	9,605	10,017	10,007		10,000
American Funds Preservation Portfolio - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class 529-F-3
Account Value	$ 10,204	9,788	9,518	9,655	9,307	9,612	10,022	10,010		10,000
American Funds Preservation Portfolio - Class ABLE-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class ABLE-A (with sales charge)
Account Value	$ 11,261		10,518		10,297		11,123		11,104		10,536	10,014	9,750
American Funds Preservation Portfolio - Class ABLE-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class ABLE-F-2
Account Value	$ 10,249	9,835	9,555	9,694	9,336	9,651	10,032	10,010		10,000
American Funds Preservation Portfolio - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class R-1
Account Value	$ 10,626		9,995		9,869		10,742		10,832		10,366	9,934		10,087			10,146		10,028	10,000
American Funds Preservation Portfolio - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class R-2
Account Value	$ 10,633		10,015		9,890		10,765		10,851		10,368	9,939		10,084			10,136		10,028	10,000
American Funds Preservation Portfolio - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class R-2E
Account Value	$ 11,007		10,330		10,178		11,052		11,112		10,588	10,125		10,239			10,266		10,111	10,000
American Funds Preservation Portfolio - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class R-3
Account Value	$ 11,125		10,423		10,249		11,109		11,148		10,605	10,122		10,225			10,231		10,070	10,000
American Funds Preservation Portfolio - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class R-4
Account Value	$ 11,465		10,722		10,512		11,348		11,354		10,769	10,247		10,309			10,296		10,101	10,000
American Funds Preservation Portfolio - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class R-5E
Account Value	$ 11,591		10,810		10,580		11,412		11,397		10,791	10,238		10,287			10,248	10,000
American Funds Preservation Portfolio - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class R-5
Account Value	$ 11,790		10,995		10,750		11,572		11,545		10,921	10,362		10,406			10,352		10,128	10,000
American Funds Preservation Portfolio - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Preservation Portfolio — Class R-6
Account Value	$ 11,850		11,046		10,794		11,614		11,581		10,950	10,384		10,422			10,364		10,134	10,000
American Funds Tax-Exempt Preservation Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Tax-Exempt Preservation Portfolio — Class A (with sales charge)
Account Value	$ 11,160		10,479		10,329		11,016		10,951		10,634	10,125		10,186			10,104		9,898	9,746
American Funds Tax-Exempt Preservation Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Tax-Exempt Preservation Portfolio — Class C (with sales charge)
Account Value	$ 10,820		10,160		10,015		10,757		10,763		10,536	10,103		10,236			10,226		10,076	10,000
American Funds Tax-Exempt Preservation Portfolio - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Tax-Exempt Preservation Portfolio — Class T (with sales charge)
Account Value	$ 11,088		10,365		10,183		10,829		10,734		10,393	9,866		9,897	9,750
American Funds Tax-Exempt Preservation Portfolio - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Tax-Exempt Preservation Portfolio — Class F-1
Account Value	$ 11,441		10,736		10,589		11,300		11,228		10,909	10,394		10,470			10,374		10,157	10,000
American Funds Tax-Exempt Preservation Portfolio - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Tax-Exempt Preservation Portfolio — Class F-2
Account Value	$ 11,738		10,995		10,812		11,508		11,413		11,058	10,503		10,538			10,424		10,183	10,000
American Funds Tax-Exempt Preservation Portfolio - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Tax-Exempt Preservation Portfolio — Class F-3
Account Value	$ 11,532		10,781		10,590		11,258		11,155		10,797	10,246		10,270		10,000
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (All Country World Index)
Account Value	$ 23,808		17,929		16,225		20,270		14,766		14,078	12,503	10,000	12,568	10,000	10,000	10,201	10,000	9,997	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	16,261	24,599	13,257	22,334	12,913	26,155	12,885	18,301	10,000	16,681	14,591	10,000	13,593	10,000	10,000	10,994	10,000	10,520	10,000
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593		10,487		10,450		12,393		12,453	10,000	11,727	10,517	10,000	10,737			10,641	10,000	10,196	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548		11,439		11,144		12,661		12,336		11,908	10,883		10,939	10,000	10,000	10,704		10,287	10,000
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Account Value		14,543		12,381		12,131		12,829		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,230	8,309	9,339	8,520	9,181	8,722	11,590	9,983	11,736	10,000	11,110	10,143	10,000	10,355	10,000	10,000	10,234	10,000	9,693	10,000
MSCI ACWI (All Country World Index) Ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (All Country World Index) Ex USA
Account Value	$ 15,972	12,873	12,846	11,775	11,463	11,427	15,228	12,740	11,745	10,000	12,059	10,838	10,000	11,812	10,000	10,000	9,553	10,000	9,532	10,000
Bloomberg US Aggregate Index One [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	8,840	10,487	8,971	10,450	9,010	12,393	9,848	12,453	10,000	11,727	10,517	10,000	10,737	10,000	10,000	10,641	10,000	10,196	10,000
Bloomberg 1-5 Year U.S. Government/Credit A+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government/Credit A+ Index
Account Value	$ 11,577	$ 9,733	10,861	$ 9,588	10,578	$ 9,486	11,362	$ 9,985	11,436	$ 10,000	10,953	10,325	$ 10,000	10,358	10,000	10,000	10,321	$ 10,000	10,143	10,000
Bloomberg Municipal Bond 1-7 Year Blend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-7 Year Blend Index
Account Value	$ 11,678		$ 11,011		$ 10,777		$ 11,514		$ 11,410		$ 11,048	$ 10,444		$ 10,479	$ 10,000	$ 10,000	$ 10,333		$ 10,172	$ 10,000